Capital surplus (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of Capital Surplus

	2020
	Share premium	Employee restricted shares	Others	Total
	NT$000	NT$000	NT$000	NT$000
January 1	5,674,242	369,241	7,304	6,050,787
Reclassifications	369,241	(369,241)	—	—
December 31	6,043,483	—	7,304	6,050,787

	2021
	Share premium	Others	Total
	NT$000	NT$000	NT$000
January 1	6,043,483	7,304	6,050,787
Changes in associates accounted for using equity method	—	4,834	4,834
December 31	6,043,483	12,138	6,055,621

	2022
	Share premium	Others	Total
	NT$000	NT$000	NT$000
January 1	6,043,483	12,138	6,055,621
Changes in associates accounted for using equity method	—	152	152
December 31	6,043,483	12,290	6,055,773